Deferred income taxes (Schedule of Balance of Temporary Differences for Deferred Income Tax Asset Recognized) (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Non-capital losses	$ 77,389	$ 63,230
SR&ED expenditures	29,558	20,096
Non-refundable investment tax credits	5,536	3,832
Deductible share issuance costs	3,452	2,028
Long-term debt	7,925	7,612
Property and equipment	$ (400)	$ 725